Acquired Intangible Assets, Net (Definite-lived intangible assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	$ 67,175	$ 25,119
Acquired definite-lived intangible assets, net	47,404	16,014
Domain names [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	5,140	2,482
Less: Accumulated amortization	(1,252)	(859)
Less: Impairment loss	(413)	(424)
Technology [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	28,043	12,013
Less: Accumulated amortization	(7,627)	(3,450)
Less: Impairment loss	(859)	(887)
Non-compete agreement [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	13,026	3,985
Less: Accumulated amortization	(4,426)	(1,584)
Customer relationship [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	5,110	2,973
Less: Accumulated amortization	(1,552)	(507)
Distributor relationship [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	6,930	0
Less: Accumulated amortization	(347)	0
Others [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Acquired definite-lived intangible assets, gross	8,926	3,666
Less: Accumulated amortization	(3,225)	(1,322)
Less: Impairment loss	$ (70)	$ (72)